Share-based Payments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) yr Plan	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity settled share-based payment plans | Plan	6
Weighted average remaining contractual life of outstanding share options	5 years 9 months 7 days	3 years 11 months 15 days	4 years 5 months 26 days
Employee remuneration expense, related to equity-settled share-based payments | £	£ 4.3	£ 3.2	£ 1.8
U.K. Share-Based Payment Plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period	4 years	4 years	4 years
U.S Share Option Sub-Plan [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period		4 years
Long-Term Incentive Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period	4 years
2018 Share Options [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised			2 years
2019 Share Options [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised		2 years
2020 Share Options [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised	2 years
Maximum [member] | Employees [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10
Maximum [member] | Directors [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10
Maximum [member] | Consultants [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10